Accounts payable and accrued liabilities - Schedule of accounts payable and accrued liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 26.7	$ 26.5
Accrued fixed assets	13.2	35.4
Accrued expenses	6.4	4.4
Accrued compensation	7.2	9.6
Accounts payable and accrued liabilities	$ 53.5	$ 75.9